Vanguard FTSE All-World ex-US Small-Cap Index Fund Expense Example - ETF Prospectus [Member] - Vanguard FTSE All-World ex-US Small-Cap Index Fund	Jan. 31, 2026 USD ($)
ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	77
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	$ 103